Fair Value Measurements - Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial Assets
Marketable securities	$ 123,384
Commercial paper
Financial Assets
Marketable securities	40,610
Corporate debt securities
Financial Assets
Marketable securities	58,948
U.S. government securities
Financial Assets
Marketable securities	23,826
Recurring | Level 1
Financial Assets
Cash and cash equivalents	63,009	$ 79,665
Restricted cash	4,348	4,212
Total financial assets	67,357	83,877
Financial Liabilities
Warrant liabilities	0	0
Recurring | Level 1 | Debt Securities
Financial Assets
Marketable securities	0	0
Recurring | Level 1 | Commercial paper
Financial Assets
Marketable securities	0	0
Recurring | Level 1 | Corporate debt securities
Financial Assets
Marketable securities	0	0
Recurring | Level 1 | U.S. government securities
Financial Assets
Marketable securities	0	0
Recurring | Level 1 | Cash
Financial Assets
Cash and cash equivalents	24,526	42,499
Recurring | Level 1 | Money market accounts
Financial Assets
Cash and cash equivalents	38,483	37,166
Recurring | Level 2
Financial Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Total financial assets	123,384	0
Financial Liabilities
Warrant liabilities	0	0
Recurring | Level 2 | Debt Securities
Financial Assets
Marketable securities	123,384	0
Recurring | Level 2 | Commercial paper
Financial Assets
Marketable securities	40,610	0
Recurring | Level 2 | Corporate debt securities
Financial Assets
Marketable securities	58,948	0
Recurring | Level 2 | U.S. government securities
Financial Assets
Marketable securities	23,826	0
Recurring | Level 2 | Cash
Financial Assets
Cash and cash equivalents	0	0
Recurring | Level 2 | Money market accounts
Financial Assets
Cash and cash equivalents	0	0
Recurring | Level 3
Financial Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Total financial assets	0	0
Financial Liabilities
Warrant liabilities	0	4,874
Recurring | Level 3 | Debt Securities
Financial Assets
Marketable securities	0	0
Recurring | Level 3 | Commercial paper
Financial Assets
Marketable securities	0	0
Recurring | Level 3 | Corporate debt securities
Financial Assets
Marketable securities	0	0
Recurring | Level 3 | U.S. government securities
Financial Assets
Marketable securities	0	0
Recurring | Level 3 | Cash
Financial Assets
Cash and cash equivalents	0	0
Recurring | Level 3 | Money market accounts
Financial Assets
Cash and cash equivalents	$ 0	$ 0